DEFINITIONS (Details Textual) (USD $)	9 Months Ended							9 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Derivative Interest [Member]	Dec. 31, 2012 Treppel Credit Line [Member]	Dec. 31, 2012 NJEDA Bonds [Member]	Sep. 01, 2012 NJEDA Bonds [Member]	Sep. 01, 2011 NJEDA Bonds [Member]	Sep. 01, 2010 NJEDA Bonds [Member]	Dec. 31, 2012 Epic [Member]
Principal Amount On Issue Date				$ 260,000	$ 730,000	$ 470,000	$ 225,000
Stock Issued During Period, Shares, New Issues (In Shares)	18,690,541	348,671
Debt Instrument, Periodic Payment								62,500
Proceeds from draws against Treppel Credit Line			500,000
Line of Credit Facility, Periodic Payment, Interest			6,932
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,000,000